Revenue - Summary of Movement in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contract assets [line items]
Opening Balance	$ 36,365	$ 26,227
Additions during the year	14,524	24,057
Amortization/recognition during the year	(17,757)	(10,884)
Impairment loss recognized during the year	(351)	(1,215)
Translation adjustments	2,108	(1,820)
Closing Balance	34,889	36,365
Sales Commission [member]
Disclosure of contract assets [line items]
Opening Balance	7,427	8,031
Additions during the year	2,365	2,189
Amortization/recognition during the year	(1,816)	(1,675)
Impairment loss recognized during the year	(351)	(804)
Translation adjustments	487	(314)
Closing Balance	8,112	7,427
Transition activities [member]
Disclosure of contract assets [line items]
Opening Balance	19,006	13,411
Additions during the year	7,151	10,683
Amortization/recognition during the year	(9,216)	(4,122)
Impairment loss recognized during the year	0
Translation adjustments	715	(966)
Closing Balance	17,656	19,006
Upfront payments/other contract assets [member]
Disclosure of contract assets [line items]
Opening Balance	9,932	4,785
Additions during the year	5,008	11,185
Amortization/recognition during the year	(6,725)	(5,087)
Impairment loss recognized during the year		(411)
Translation adjustments	906	(540)
Closing Balance	$ 9,121	$ 9,932